Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	37,091	$8,081,016

Brazil — 3.3%
Adecoagro SA(a)	633,144	6,730,321
Atacadao SA	2,135,957	9,180,390
B3 SA - Brasil, Bolsa, Balcao	11,820,329	39,781,371
Banco Bradesco SA	1	3
Banco do Brasil SA	3,953,381	25,404,135
Banco Santander Brasil SA	3,037,103	24,020,835
CCR SA	2,979,319	7,877,471
Cia. Siderurgica Nacional SA	781,295	6,734,035
Cosan SA	2,036,491	9,131,914
CPFL Energia SA	2,016,106	11,106,242
Energisa SA	885,924	7,899,320
Localiza Rent a Car SA	2,124,528	25,539,014
Lojas Renner SA	1,199,065	10,767,358
Natura & Co. Holding SA(a)	1,920,262	18,993,708
Notre Dame Intermedica Participacoes SA	472,292	8,010,033
Rumo SA(a)	1,778,317	7,052,941
Telefonica Brasil SA	974,988	8,268,793
Ultrapar Participacoes SA	4,309,856	15,960,286
WEG SA	1,254,367	8,219,321
		250,677,491
Chile — 0.5%
Cia. Cervecerias Unidas SA	1,579,008	14,166,394
Empresas COPEC SA	830,125	8,375,726
Enel Americas SA	141,564,707	19,539,642
		42,081,762
China — 35.8%
360 Security Technology Inc., Class A(a)	4,904,100	9,447,496
3SBio Inc.(a)(b)	9,056,000	10,963,118
AAC Technologies Holdings Inc.(c)	1,689,500	10,283,009
Agricultural Bank of China Ltd., Class H	26,795,000	10,872,312
Alibaba Group Holding Ltd.(a)	10,887,356	296,242,273
Alibaba Group Holding Ltd., ADR(a)	270,389	57,852,430
Alibaba Health Information Technology Ltd.(a)	4,824,000	11,982,331
ANTA Sports Products Ltd.	549,000	11,216,790
Baidu Inc., ADR(a)	236,338	46,386,059
Bank of Hangzhou Co. Ltd., Class A	2,710,500	7,041,506
Baozun Inc., ADR(a)	220,767	7,658,407
BeiGene Ltd., ADR(a)	36,857	13,213,603
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,331,383	13,134,404
Bilibili Inc., ADR(a)(c)	101,012	10,826,466
BOE Technology Group Co. Ltd., Class A	7,482,000	7,442,583
BYD Co. Ltd., Class A	353,716	9,945,930
BYD Co. Ltd., Class H	1,006,500	23,432,322
BYD Electronic International Co. Ltd.	1,443,500	9,493,722
CanSino Biologics Inc., Class H(a)(b)	222,400	9,840,979
China Construction Bank Corp., Class A	6,636,400	7,231,863
China Construction Bank Corp., Class H	95,891,000	78,760,256
China Eastern Airlines Corp. Ltd., Class A	11,410,637	9,728,181
China Everbright Environment Group Ltd.	17,850,666	10,737,996
China Feihe Ltd.(b)	2,636,000	7,385,511
China Galaxy Securities Co. Ltd., Class H	12,254,500	7,688,546
China Gas Holdings Ltd.	2,484,000	9,271,312
China International Capital Corp. Ltd., Class H(b)	4,468,800	13,192,908
China Jushi Co. Ltd., Class A	2,970,280	7,623,820
Security	Shares	Value

China (continued)
China Lesso Group Holdings Ltd.	6,797,000	$17,896,401
China Medical System Holdings Ltd.	6,208,000	15,928,485
China Mengniu Dairy Co. Ltd.	1,421,000	8,621,552
China Merchants Bank Co. Ltd., Class A	833,500	7,633,090
China Merchants Bank Co. Ltd., Class H	4,550,000	42,126,067
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	6,410,065	11,691,426
China Molybdenum Co. Ltd., Class H	26,991,000	18,606,144
China Overseas Land & Investment Ltd.	3,040,000	7,275,210
China Pacific Insurance Group Co. Ltd., Class H	2,001,200	7,529,331
China Resources Land Ltd.	1,546,000	7,244,921
China Vanke Co. Ltd., Class H	4,248,500	14,702,455
China Zheshang Bank Co. Ltd., Class A	11,091,100	7,010,682
CIFI Holdings Group Co. Ltd.	8,652,000	7,561,879
Contemporary Amperex Technology Co. Ltd., Class A	336,801	22,996,592
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	3,243,000	6,824,776
Country Garden Services Holdings Co. Ltd.	2,083,000	21,619,722
CSPC Pharmaceutical Group Ltd.(c)	10,733,520	16,861,064
ENN Energy Holdings Ltd.	644,700	11,860,137
Eve Energy Co. Ltd., Class A	455,020	7,960,509
Everbright Securities Co. Ltd., Class A	2,891,497	7,638,471
Fosun International Ltd.	19,677,000	31,910,730
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,255,600	8,336,633
Ganfeng Lithium Co. Ltd., Class A	442,500	9,025,413
Geely Automobile Holdings Ltd.	8,048,000	20,462,077
GEM Co. Ltd., Class A	4,324,817	7,675,150
Genscript Biotech Corp.(a)	2,328,000	9,133,959
GoerTek Inc., Class A	1,298,100	7,955,547
Great Wall Motor Co. Ltd., Class H	3,841,000	10,730,642
Greentown Service Group Co. Ltd.	4,868,000	7,738,848
Guangzhou Automobile Group Co. Ltd., Class H	8,319,200	7,077,061
Haitong Securities Co. Ltd., Class A	4,265,105	7,852,340
Haitong Securities Co. Ltd., Class H	10,522,000	10,043,568
HengTen Networks Group Ltd.(a)	6,816,000	6,681,480
Hopson Development Holdings Ltd.	1,672,800	8,230,206
Huatai Securities Co. Ltd., Class A	2,985,400	8,066,577
Huatai Securities Co. Ltd., Class H(b)	6,162,400	9,549,557
Huaxia Bank Co. Ltd., Class A	13,530,338	13,681,015
Industrial & Commercial Bank of China Ltd., Class H	30,317,000	19,903,396
Industrial Bank Co. Ltd., Class A	3,986,568	14,492,398
Innovent Biologics Inc.(a)(b)	637,000	7,709,650
Jafron Biomedical Co. Ltd., Class A	449,600	6,113,670
JD Health International Inc.(a)(b)	897,550	11,932,669
JD.com Inc., ADR(a)	645,276	47,711,707
Jinxin Fertility Group Ltd.(b)	4,014,000	11,564,513
KE Holdings Inc., ADR(a)	291,709	15,136,780
Kingboard Laminates Holdings Ltd.	3,283,500	7,008,659
Kingdee International Software Group Co. Ltd.	6,348,000	25,795,877
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	190,272	7,432,024
Kingsoft Corp. Ltd.	1,332,000	8,986,884
Lee & Man Paper Manufacturing Ltd.	7,623,000	6,652,234
Lenovo Group Ltd.(c)	20,458,000	24,538,141
Li Auto Inc., ADR(a)	766,046	17,848,872
Li Ning Co. Ltd.	1,650,000	15,477,840
Longfor Group Holdings Ltd.(b)	1,246,000	7,294,232
Meituan, Class B(a)(b)	3,613,400	140,402,149
Microport Scientific Corp	1,433,000	11,988,746
Ming Yuan Cloud Group Holdings Ltd.(a)	1,426,000	7,452,679
NetEase Inc., ADR	393,953	46,458,877
NIO Inc., ADR(a)(c)	1,235,981	47,733,586

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Orient Securities Co. Ltd., Class A	5,152,732	$8,606,100
Pharmaron Beijing Co. Ltd., Class H(b)	310,700	7,437,382
Pinduoduo Inc., ADR(a)	378,146	47,222,873
Ping An Insurance Group Co. of China Ltd., Class A	1,637,401	18,503,750
Ping An Insurance Group Co. of China Ltd., Class H	6,089,000	66,197,639
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,140,000	6,932,645
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	761,700	8,311,529
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,107,700	11,547,279
Shenzhen Inovance Technology Co. Ltd., Class A	802,215	12,455,586
Shenzhen Investment Ltd.	46,138,000	16,390,841
Shenzhou International Group Holdings Ltd.	729,400	18,777,522
Sino Biopharmaceutical Ltd.	6,734,000	7,567,632
Sungrow Power Supply Co. Ltd., Class A	1,040,800	15,893,605
Suning.com Co. Ltd., Class A	9,808,237	10,498,169
Sunny Optical Technology Group Co. Ltd.	1,055,100	26,873,923
TAL Education Group, ADR(a)	147,315	5,888,181
TCL Technology Group Corp., Class A	10,139,695	12,898,296
Tencent Holdings Ltd.	5,102,500	410,524,107
Tencent Music Entertainment Group, ADR(a)	471,776	7,425,754
Tongcheng-Elong Holdings Ltd.(a)	4,646,800	12,556,841
Topchoice Medical Corp., Class A(a)	129,700	7,167,962
TravelSky Technology Ltd., Class H	3,514,000	7,608,062
Trip.com Group Ltd., ADR(a)(c)	277,573	11,616,430
Unisplendour Corp. Ltd., Class A	3,013,142	9,562,530
Vipshop Holdings Ltd., ADR(a)	482,994	11,171,651
Weimob Inc.(a)(b)	3,412,000	7,813,715
WuXi AppTec Co. Ltd., Class A	287,908	7,578,603
WuXi AppTec Co. Ltd., Class H(b)	338,280	7,237,217
Wuxi Biologics Cayman Inc., New(a)(b)	3,814,000	59,653,318
Xiaomi Corp., Class B(a)(b)	10,471,800	39,541,211
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	9,568,536	16,310,050
Xinyi Solar Holdings Ltd.	10,024,000	17,984,163
XPeng Inc., ADR(a)	511,474	16,433,660
Yadea Group Holdings Ltd.(b)	7,050,000	15,708,763
Yum China Holdings Inc.	354,643	23,988,053
Yunnan Baiyao Group Co. Ltd., Class A	407,100	8,045,901
Zai Lab Ltd., ADR(a)	60,395	10,729,776
Zhejiang Huayou Cobalt Co. Ltd., Class A	560,000	9,130,566
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	1,322,500	6,811,557
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	6,054,400	7,301,292
		2,726,175,567
Colombia — 0.2%
Bancolombia SA	834,875	6,079,187
Interconexion Electrica SA ESP	1,241,789	6,704,589
		12,783,776
Cyprus — 0.1%
TCS Group Holding PLC, GDR(d)	98,471	7,404,993

Czech Republic — 0.1%
Moneta Money Bank AS(a)(b)	2,182,034	8,180,680

Egypt — 0.0%
Commercial International Bank Egypt SAE	176,139	601,686

Greece — 0.3%
OPAP SA	1,349,172	21,203,529
Security	Shares	Value

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC(a)	4,512,464	$36,497,477

India — 9.8%
Adani Green Energy Ltd.(a)	547,486	9,583,131
Asian Paints Ltd	777,474	31,917,279
Axis Bank Ltd.(a)	2,427,168	25,039,470
Axis Bank Ltd., GDR(a)(d)	148,974	7,597,674
Bajaj Finance Ltd.(a)	224,083	17,396,228
Bandhan Bank Ltd.(a)(b)	1,851,798	7,836,667
Bharat Petroleum Corp. Ltd.	1,346,348	8,763,330
Bharti Airtel Ltd.	1,451,601	10,726,295
Colgate-Palmolive India Ltd.	527,238	12,525,997
Dabur India Ltd.	4,554,767	34,057,629
Eicher Motors Ltd.(a)	378,860	13,924,923
HCL Technologies Ltd.	1,760,700	22,965,480
HDFC Life Insurance Co. Ltd.(a)(b)	824,772	7,565,821
Hero MotoCorp Ltd.	224,151	9,281,147
Hindalco Industries Ltd.	2,656,566	14,426,178
Hindustan Unilever Ltd.	1,047,559	33,819,804
Housing Development Finance Corp. Ltd.	1,902,008	66,852,788
ICICI Bank Ltd.(a)	4,840,912	44,377,237
Info Edge India Ltd.(a)	183,774	11,052,632
Infosys Ltd.	3,207,350	61,643,435
Kotak Mahindra Bank Ltd.(a)	715,665	17,823,745
Mahindra & Mahindra Ltd.	279,105	3,111,927
Mahindra & Mahindra Ltd., GDR.	1,402,439	16,511,545
Marico Ltd.	1,461,999	9,602,508
Nestle India Ltd.	99,811	24,271,483
Piramal Enterprises Ltd.	510,094	12,746,731
Reliance Industries Ltd.	1,904,463	56,539,741
Reliance Industries Ltd., GDR(b)	169,724	9,784,589
Shree Cement Ltd.(a)	17,482	6,667,789
Shriram Transport Finance Co. Ltd.	383,553	7,529,695
State Bank of India(a)	2,697,139	15,785,103
Tata Consultancy Services Ltd.	1,233,418	53,800,841
Tata Consumer Products Ltd.	1,283,763	11,747,087
Tata Steel Ltd.	438,965	6,823,584
Titan Co. Ltd.	772,871	16,971,711
UPL Ltd.	808,277	9,088,334
Wipro Ltd.	2,432,673	18,087,752
		748,247,310
Indonesia — 1.1%
Aneka Tambang Tbk	40,925,800	7,021,589
Bank Central Asia Tbk PT	15,377,500	34,291,454
Bank Mandiri Persero Tbk PT	17,351,600	7,277,374
Bank Rakyat Indonesia Persero Tbk PT	1,625,900	484,913
Kalbe Farma Tbk PT	163,692,900	16,607,236
Telkom Indonesia Persero Tbk PT	35,147,900	8,477,589
Unilever Indonesia Tbk PT	25,769,200	10,556,561
		84,716,716
Kuwait — 0.3%
Kuwait Finance House KSCP	9,759,953	24,160,708
National Bank of Kuwait SAKP	516,625	1,427,176
		25,587,884
Malaysia — 2.3%
AMMB Holdings Bhd	10,308,100	7,106,043
CIMB Group Holdings Bhd	6,568,400	6,800,920
Hartalega Holdings Bhd(c)	3,453,900	7,512,141
Kossan Rubber Industries	6,897,200	6,742,476

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malayan Banking Bhd(c)	7,977,400	$15,779,176
Maxis Bhd	10,232,100	11,505,596
Nestle Malaysia Bhd	924,300	30,514,485
Petronas Dagangan Bhd	4,237,000	19,369,368
PPB Group Bhd	1,915,400	8,581,882
Public Bank Bhd	26,140,700	26,623,267
RHB Bank Bhd	10,267,900	13,166,093
Sime Darby Plantation Bhd	7,689,100	8,460,908
Supermax Corp. Bhd(c)	6,369,653	6,347,999
Telekom Malaysia Bhd	7,313,000	10,877,638
		179,387,992
Mexico — 1.6%
Arca Continental SAB de CV	1,093,700	6,156,524
Cemex SAB de CV, CPO, NVS(a)	16,398,800	13,831,702
Coca-Cola Femsa SAB de CV	2,792,600	13,950,381
Fomento Economico Mexicano SAB de CV	3,559,000	30,016,890
Grupo Bimbo SAB de CV, Series A	4,383,700	9,633,224
Grupo Financiero Banorte SAB de CV, Class O	4,123,400	28,554,100
Wal-Mart de Mexico SAB de CV	5,919,400	19,483,676
		121,626,497
Peru — 0.2%
Credicorp Ltd.	123,529	16,981,532

Philippines — 0.1%
Bank of the Philippine Islands	4,356,020	7,655,331

Poland — 0.6%
Bank Polska Kasa Opieki SA(a)	377,530	9,851,620
KGHM Polska Miedz SA(a)	286,336	15,730,605
Polski Koncern Naftowy ORLEN SA	783,909	17,436,482
		43,018,707
Qatar — 0.7%
Commercial Bank PSQC (The)	9,267,648	13,403,416
Qatar National Bank QPSC	8,850,847	42,349,695
		55,753,111
Russia — 3.3%
Gazprom PJSC	7,019,550	24,934,985
LUKOIL PJSC	709,483	58,009,793
Novatek PJSC, GDR(d)	164,680	32,783,184
Novolipetsk Steel PJSC	5,513,170	19,681,861
PhosAgro PJSC, GDR(d)	693,706	14,193,225
Polymetal International PLC	927,057	21,983,962
Polyus PJSC	84,720	18,339,415
Rosneft Oil Co. PJSC	785,940	5,687,430
Sberbank of Russia PJSC	9,954,530	42,055,626
Yandex NV, Class A(a)	176,032	11,839,471
		249,508,952
Saudi Arabia — 2.2%
Al Rajhi Bank	793,984	21,868,604
Almarai Co. JSC	742,283	10,917,756
Bank AlBilad	987,075	9,959,111
Dr Sulaiman Al Habib Medical Services Group Co.	359,010	15,797,702
Saudi Arabian Mining Co.(a)	755,553	11,949,930
Saudi Arabian Oil Co.(b)	1,138,363	10,720,401
Saudi Basic Industries Corp.	1,746,992	58,054,734
Saudi British Bank (The)	1,018,302	8,327,225
Saudi National Bank	908,376	12,861,747
Savola Group (The)	935,338	10,189,913
		170,647,123
Security	Shares	Value

South Africa — 4.6%
Absa Group Ltd.(a)	894,480	$9,293,927
Anglo American Platinum Ltd	55,123	7,268,211
Aspen Pharmacare Holdings Ltd.(a)	561,962	6,565,143
Bidvest Group Ltd. (The)	964,069	13,586,642
Clicks Group Ltd.	695,808	13,001,038
FirstRand Ltd.	2,726,531	11,085,030
Gold Fields Ltd.	1,190,310	15,010,121
Growthpoint Properties Ltd.	12,518,289	13,125,753
Impala Platinum Holdings Ltd.	932,227	16,943,292
Kumba Iron Ore Ltd.	395,885	18,369,306
MTN Group Ltd.(a)	1,101,504	7,946,368
MultiChoice Group	1,010,778	10,109,064
Naspers Ltd., Class N	403,210	89,293,192
NEPI Rockcastle PLC	2,015,257	14,063,112
Old Mutual Ltd.	25,814,747	26,779,146
Sibanye Stillwater Ltd.	1,493,026	7,069,048
Standard Bank Group Ltd.	1,866,158	18,363,956
Vodacom Group Ltd.	3,693,304	35,061,956
Woolworths Holdings Ltd.(a)	3,693,227	14,949,500
		347,883,805
South Korea — 11.9%
Amorepacific Corp.	54,105	13,907,698
AMOREPACIFIC Group	275,938	19,180,386
Celltrion Healthcare Co. Ltd.(a)	70,275	7,605,860
Celltrion Inc.(a)	37,254	9,159,791
CJ CheilJedang Corp.	38,769	16,975,526
Hankook Tire & Technology Co. Ltd.	199,502	8,733,723
Hanwha Solutions Corp.(a)	186,956	7,542,020
HMM Co. Ltd.(a)	208,245	8,934,002
Hyundai Motor Co.	67,904	14,274,905
Kakao Corp.	230,157	25,368,600
KB Financial Group Inc.	623,069	32,931,520
LG Chem Ltd.	41,764	30,637,740
LG Corp.	93,829	8,493,165
LG Display Co. Ltd.(a)(c)	881,300	18,996,482
LG Electronics Inc.	156,181	21,285,805
LG Household & Health Care Ltd.	12,114	16,920,852
LX Holdings Corp.(a)	45,501	446,728
NAVER Corp.	139,422	45,294,969
NCSoft Corp.	11,276	8,778,465
POSCO	94,839	30,163,195
Samsung C&T Corp.	99,119	12,295,806
Samsung Electro-Mechanics Co. Ltd.	61,689	9,431,642
Samsung Electronics Co. Ltd.	4,415,268	318,511,679
Samsung Engineering Co. Ltd.(a)	400,357	6,785,458
Samsung Fire & Marine Insurance Co. Ltd.	76,462	14,485,334
Samsung Life Insurance Co. Ltd.	110,569	8,297,193
Samsung SDI Co. Ltd.	65,825	36,305,282
Samsung SDS Co. Ltd.	60,372	9,818,872
Shinhan Financial Group Co. Ltd.	959,558	36,579,820
SK Holdings Co. Ltd.	77,483	18,374,205
SK Hynix Inc.	483,952	55,129,394
SK Innovation Co. Ltd.(a)	65,061	15,432,072
SK Telecom Co. Ltd.	75,866	21,640,430
		908,718,619
Taiwan — 15.0%
Acer Inc.	15,328,000	17,594,920
ASE Technology Holding Co. Ltd.	2,270,000	9,104,298
Asustek Computer Inc.	496,000	7,054,398

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
AU Optronics Corp.(a)	9,999,000	$9,244,934
Cathay Financial Holding Co. Ltd.	32,631,110	65,682,956
Chailease Holding Co. Ltd.	1,317,352	9,902,193
China Steel Corp.	16,270,000	21,660,471
Chunghwa Telecom Co. Ltd.	4,311,000	17,661,435
CTBC Financial Holding Co. Ltd.	64,994,000	53,955,135
Delta Electronics Inc.	2,329,000	24,813,922
E.Sun Financial Holding Co. Ltd.	44,161,509	40,645,992
Evergreen Marine Corp. Taiwan Ltd.(a)	4,942,000	17,541,544
First Financial Holding Co. Ltd.	54,029,960	42,882,526
Fubon Financial Holding Co. Ltd.	18,535,000	48,284,684
Hiwin Technologies Corp.	646,821	8,554,154
Hon Hai Precision Industry Co. Ltd.	5,606,000	22,904,144
Hotai Motor Co. Ltd.	498,000	10,233,869
Innolux Corp.	10,631,000	9,305,930
Lite-On Technology Corp.	4,985,039	11,896,928
MediaTek Inc.	1,324,000	47,358,625
Mega Financial Holding Co. Ltd.	12,582,000	15,012,048
President Chain Store Corp.	3,340,000	31,863,892
Taishin Financial Holding Co. Ltd.	79,553,224	42,434,003
Taiwan Semiconductor Manufacturing Co. Ltd.	23,468,000	504,188,397
Unimicron Technology Corp.	2,194,000	8,871,179
United Microelectronics Corp.	10,976,000	20,864,177
Yageo Corp.	641,000	11,635,783
Yuanta Financial Holding Co. Ltd.	12,482,040	11,515,969
		1,142,668,506
Thailand — 2.3%
Advanced Info Service PCL, NVDR	1,442,900	7,776,421
Bangkok Dusit Medical Services PCL, NVDR	28,260,000	19,508,251
BTS Group Holdings PCL, NVDR(c)	78,353,200	22,935,210
Central Pattana PCL, NVDR	4,680,400	7,595,915
Delta Electronics Thailand PCL, NVDR	441,800	8,224,826
Home Product Center PCL, NVDR	24,121,900	10,718,617
Kasikornbank PCL, NVDR	2,344,200	8,922,393
Minor International PCL, NVDR(a)	8,501,500	8,702,950
PTT Exploration & Production PCL, NVDR	2,659,100	10,070,784
PTT Global Chemical PCL, NVDR	4,740,900	9,581,102
PTT PCL, NVDR	18,986,500	23,969,849
Siam Cement PCL (The), NVDR	1,693,500	23,733,675
Siam Commercial Bank PCL (The), NVDR	3,258,700	10,679,825
		172,419,818
Turkey — 0.2%
Turkcell Iletisim Hizmetleri AS	7,614,396	14,080,732

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	5,077,102	9,407,866
Abu Dhabi Islamic Bank PJSC	3,769,815	5,698,894
First Abu Dhabi Bank PJSC	9,502,099	43,623,894
		58,730,654
Total Common Stocks — 97.9%
(Cost: $5,787,104,085)		7,461,321,266

Preferred Stocks

Brazil — 1.1%
Banco Bradesco SA, Preference Shares, NVS	7,997,835	40,636,008
Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS.	7,165,024	$18,669,729
Gerdau SA, Preference Shares, NVS	1,200,447	7,582,692
Itau Unibanco Holding SA, Preference Shares, NVS	2,804,455	15,895,696
		82,784,125
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	994,579	7,403,015

South Korea — 0.8%
LG Household & Health Care Ltd., Preference Shares, NVS	11,954	7,714,112
Samsung Electronics Co. Ltd., Preference Shares, NVS	844,986	55,272,561
		62,986,673
Total Preferred Stocks — 2.0%
(Cost: $122,856,920)		153,173,813

Warrants

Thailand — 0.0%
Minor International PCL (Expires 02/15/24)(a)	515,287	69,255
Minor International PCL (Expires 05/05/23)(a)	568,593	88,791
		158,046
Total Warrants — 0.0%
(Cost: $0)		158,046

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	58,211,408	58,246,335

Total Short-Term Investments — 0.7%
(Cost: $58,232,808)		58,246,335

Total Investments in Securities — 100.6%
(Cost: $5,968,193,813)		7,672,899,460

Other Assets, Less Liabilities — (0.6)%		(49,286,852)

Net Assets — 100.0%		$7,623,612,608

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,678,651	$41,573,788	(a)	$—		$(7,613)	$1,509	$58,246,335	58,211,408	$880,780	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	3,950,000	—		(3,950,000	)(a)	—	—	—	—	4,109		—
						$(7,613)	$1,509	$58,246,335		$884,889		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	40	06/18/21	$2,722	$66,230

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,135,286,515	$6,326,034,751	$—	$7,461,321,266
Preferred Stocks	90,187,140	62,986,673	—	153,173,813
Warrants	158,046	—	—	158,046
Money Market Funds	58,246,335	—	—	58,246,335
	$1,283,878,036	$6,389,021,424	$—	$7,672,899,460
Derivative financial instruments(a)
Assets
Futures Contracts	$66,230	$—	$—	$66,230

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company